EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of earnings per share [Table Text Block]
	December 31,	December 31,	December 31,
	2018	2017	2016
Net income (loss) for the year	$194,453	$(5,015,911)	$(2,465,592)
Basic weighted average number of common shares outstanding	47,117,369	46,848,053	46,215,861
Effect on dilutive securities:
Options	334,275	-	-
Diluted weighted average number of common shares outstanding	47,451,644	46,848,053	46,215,861
Basic income (loss) per share	$0.00	$(0.11)	$(0.05)
Diluted income (loss) per share	$0.00	$(0.11)	$(0.05)